NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Computation of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income	$ 3,278	$ 8,027	$ 3,694
Weighted-average shares outstanding—basic (in shares)	46,560	45,533	44,595
Common stock equivalents (in shares)	908	928	1,185
Weighted-average shares outstanding—diluted (in shares)	47,468	46,461	45,780
Net income per share:
Basic (in dollars per share)	$ 0.07	$ 0.18	$ 0.08
Diluted (in dollars per share)	$ 0.07	$ 0.17	$ 0.08